UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska

68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska 68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

5/31

Date of reporting period:  5/31/10

Item 1.  Reports to Stockholders.

Leader Short-Term

Bond Fund

Annual Report

May 31, 2010

1-800-711-9164

www.leadercapital.com

Leader Short Term Bond Fund Management’s Discussion & Analysis1

Dear Fellow Shareholders:

We are please to present the annual report for the Leader Short Term Bond Fund.  This report covers the financial results and investment activity for the Leader Short Term Bond Fund for the fiscal year ended May 31, 2010.

The Fund ended its fiscal year with a total return, before any sales charges, of 7.55% (LCCMX) and 8.08% (LCCIX) for Investor class shares and Institutional class shares, respectively.  The Leader Short Term Bond Fund ended calendar year 2009 with a total return of 12.95% (LCCMX) and 13.6% (LCCIX).

Year in review: Credit spreads contracted the most in U.S. History providing the Fund with extraordinary gains and returns.  We don’t envision a repeat any time in the future.

Our expectation for the coming year is extreme volatility on the upside and downside in the equity and credit markets.  The next financial “wave” will not be met with “free life rafts” from the government, buckle up.  We see 5500 on the Dow by second quarter 2011, but will likely see 11,500 on the Dow in 2010.

In the following pages you will find detailed discussions about the Leader Short Term Bond Fund and its performance since inception of the fund.  We hope you will take a moment to read this information, and let us know if you have any questions about your investment.  You can send us an email at info@leadercapital.com or call us at 1-800-269-8810.

As always, we appreciate your investment in the Leader Short Term Bond Fund and we look forward to serving your investment needs in the years to come.

Sincerely,

John E. Lekas

Portfolio Manager

__________________________

1 The general market views expressed in this report represent the opinions of Leader Capital Corp. Management comments are not intended to predict or forecast the performance of any of the securities markets or indexes. Past performance is no guarantee of future results.

Leader Short-Term Bond Fund
Investment Highlights (Unaudited)
May 31, 2010

The primary investment objective of the Fund is to deliver a high level of current income, with a secondary objective of capital appreciation. The Fund expects to achieve its objectives by investing in a portfolio of investment grade and non-investment grade debt securities, both domestic and foreign. The Fund's investment advisor, Leader Capital Corporation (the "Advisor") utilizes a fundamental top-down analysis, meaning the Advisor analyzes the economy, interest rate cycles, the supply and demand for credit and the characteristics of individual securities in making investment selections. The Fund's sector breakdown as of May 31, 2010 is shown below.

Leader Short-Term Bond Fund
Investment Highlights (Unaudited) (Continued)
May 31, 2010

The Fund's performance figures* for the year ending May 31, 2010, compared to its benchmarks:

	1 Year	3 Year	Since Inception July 14, 2005
Leader Short-Term Bond Fund - Investor Class	7.55%	4.64%	4.15%
Leader Short-Term Bond Fund - Institutional Class	8.08%	N/A	11.31%**
Merrill Lynch 1-3 Year Government/Corporate Bond Index	3.52%	5.03%	4.53%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-800-711-9164.

** Institutional Class inception date is October 31, 2008.

*** In compliance with SEC guidelines, these results include maximum Front end sales charges. Fund shares were sold with a maximum initial sales charge of 3.50% and did not apply to purchases of $500,000 and over. The Front end sales charge was removed on April 27, 2009 and will be shown through the Year ending May 31, 2015, respectively.

The Merrill Lynch 1-3 Year Government/Corporate Bond Index tracks the performance of U.S. dollar denominated investment grade U.S. Government and corporate bond debt issued in the U.S. domestic bond market with maturities ranging between 1 and 3 years.  One cannot invest directly in an index.  Sector allocations are subject to change.

Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS
May 31, 2010

Principal Amount ($)			Coupon Rate (%)	Maturity	Value
		BONDS & NOTES - 70.9%
		AGRICULTURE - 0.9%
	3,000,000	Reynolds American, Inc.(a)	0.9570	6/15/2011	$ 2,989,887

		AIRLINES - 1.0%
	3,000,000	United Airlines, Inc.	12.7500	7/15/2012	3,202,500

		AUTO MANUFACTURERS - 2.2%
	3,025,000	Daimler Finance North America LLC	4.8750	6/15/2010	3,029,296
	3,900,000	Daimler Finance North America LLC	5.8750	3/15/2011	4,024,566
					7,053,862
		AUTO PARTS & EQUIPMENT - 0.7%
	2,000,000	Goodyear Tire & Rubber Co.	7.8570	8/15/2011	2,065,000

		AUTOMOTIVE - ASSET BACKED SECURITY - 0.0%
	100,000	Hertz Vehicle Financing LLC Ser. 2009-2A A1 (b)	4.2600	3/25/2014	103,577

		BANKS - 24.2%
	6,000,000	Bank of America NA (a)	0.5370	6/15/2016	5,346,960
	2,000,000	Citigroup, Inc. (a)	0.5236	6/9/2016	1,610,420
	2,000,000	Citigroup, Inc. (a)	0.5351	5/18/2011	1,978,900
	6,000,000	Citigroup, Inc. (a)	0.6266	11/5/2014	5,350,920
	5,000,000	Dexia Banque Internationale a Luxembourg SA (a)	0.5115	7/5/2016	4,324,930
	12,000,000	Fifth Third Bancorp (a)	0.6910	12/20/2016	10,640,280
	1,500,000	Fifth Third Bancorp	6.2500	5/1/2013	1,621,980
	5,000,000	Goldman Sachs Group, Inc. (a)	0.7210	3/22/2016	4,516,600
	3,065,000	Goldman Sachs Group, Inc. (a)	0.8878	9/29/2014	2,832,550
	8,000,000	JPMorgan Chase & Co. (a)	1.1597	2/26/2013	7,976,080
	4,000,000	JPMorgan Chase Bank NA (a)	0.5870	6/13/2016	3,763,200
	1,000,000	Morgan Stanley (a)	0.5453	1/9/2012	969,950
	5,000,000	Morgan Stanley (a)	0.7544	10/18/2016	4,357,000
	5,000,000	National City Bank (a)	0.6222	6/7/2017	4,474,000
	2,000,000	Royal Bank Of Scotland NV (a)	0.9536	3/9/2015	1,727,114
	5,000,000	Royal Bank of Scotland PLC (a)	0.7378	8/29/2017	3,923,255
	2,000,000	Wachovia Corp. (a)	0.6728	10/15/2016	1,797,700
	2,500,000	Wachovia Corp. (a)	0.6778	10/28/2015	2,341,800
	1,000,000	Wachovia Corp. (a)	0.6884	3/1/2012	990,000
	6,000,000	Wells Fargo Capital XV (a)	9.7500	Perpetual	6,450,000
					76,993,639
		COAL - 1.7%
	5,300,000	Peabody Energy Corp.	6.8750	3/15/2013	5,333,125

		COMMERCIAL SERVICES - 4.3%
	8,375,000	Hertz Corp	10.5000	1/1/2016	8,730,938
	5,000,000	National Money Mart Co. (b)	10.3750	12/15/2016	5,075,000
					13,805,938
		DIVERSIFIED FINANCIAL SERVICES - 11.9%
	500,000	American Honda Finance Corp. (a,b)	1.0210	6/20/2011	503,305
	5,000,000	American Honda Finance Corp. (a,b)	3.0363	6/2/2011	5,119,650
	2,000,000	BankBoston Capital Trust III (a)	1.0070	6/15/2027	1,389,690
	1,000,000	Bear Stearns Cos LLC	6.9500	8/10/2012	1,102,160
	1,000,000	Ford Motor Credit Co. LLC	7.0000	4/15/2015	978,750
	2,000,000	General Electric Capital Corp. (a)	0.3910	12/20/2013	1,907,100
	700,000	General Electric Capital Corp. (a)	0.4140	4/10/2012	685,699
	2,000,000	General Electric Capital Corp. (a)	0.4949	1/8/2016	1,829,680

See accompanying notes to financial statements.

Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS (Continued)
May 31, 2010

Principal Amount ($)			Coupon Rate (%)	Maturity	Value
		DIVERSIFIED FINANCIAL SERVICES - 11.9% (continued)
	4,500,000	General Electric Capital Corp. (a)	0.5170	9/15/2014	$ 4,242,735
	4,000,000	General Electric Capital Corp. (a)	0.5910	12/20/2016	3,615,040
	6,000,000	General Electric Capital Corp. (a)	0.5959	11/30/2016	5,273,460
	1,000,000	General Electric Capital Corp.	5.7200	8/22/2011	1,006,910
	4,000,000	HSBC Finance Corp. (a)	0.5858	4/24/2012	3,916,360
	2,000,000	HSBC Finance Corp. (a)	0.9684	6/1/2016	1,801,540
	4,396,000	MBNA Capital B (a)	1.1444	2/1/2027	2,980,185
	1,500,000	Textron Financial Corp. (a)	0.6269	2/25/2011	1,479,375
					37,831,639
		ENVIRONMENTAL CONTROL - 1.2%
	1,000,000	Allied Waste North America, Inc.	6.5000	11/15/2010	1,022,050
	2,600,000	Waste Management, Inc.	7.3750	8/1/2010	2,626,442
					3,648,492
		FOOD - 0.3%
	1,000,000	Kraft Foods, Inc.	5.6250	11/1/2011	1,055,900

		GAS - 0.4%
	1,200,000	Energen Corp.	7.6250	12/15/2010	1,226,148

		HEALTHCARE-SERVICES - 0.6%
	2,000,000	UnitedHealth Group, Inc. (a)	0.4510	6/21/2010	1,999,902

		INSURANCE - 4.7%
	4,000,000	Aegon NV (a)	3.8910	Perpetual	2,435,000
	1,000,000	Ambac Financial Group, Inc. (a)	6.1500	2/7/2087	50,000
	1,000,000	Fidelity National Financial, Inc.	7.3000	8/15/2011	1,032,520
	1,513,000	First American Capital Trust I	8.5000	4/15/2012	1,528,785
	1,000,000	Hartford Financial Services Group, Inc.	5.2500	10/15/2011	1,040,530
	1,200,000	MBIA Insurance Corp. (a,b)	14.0000	1/15/2033	594,000
	2,000,000	Metropolitan Life Global Funding I (a,b)	2.1543	6/10/2011	2,032,060
	2,000,000	Principal Life Income Funding Trusts (a)	0.5536	11/8/2013	1,942,440
	3,250,000	Principal Life Income Funding Trusts (a)	0.5959	11/15/2010	3,248,927
	1,000,000	Unum Group	7.6250	3/1/2011	1,015,730
					14,919,992
		IRON/STEEL - 5.0%
	10,885,000	AK Steel Corp.	7.7500	6/15/2012	10,925,819
	5,000,000	United States Steel Corp.	5.6500	6/1/2013	5,068,750
					15,994,569
		LEISURE TIME - 1.2%
	3,800,000	Royal Caribbean Cruises Ltd.	8.7500	2/2/2011	3,918,750

		MEDIA - 0.3%
	1,000,000	CBS Corp.	6.6250	5/15/2011	1,040,790

		MINING - 1.3%
	2,983,000	Alcoa, Inc.	7.3750	8/1/2010	3,004,090
	1,000,000	Rio Tinto Alcan, Inc.	6.4500	3/15/2011	1,037,400
					4,041,490
		MISCELLANEOUS MANUFACTURING - 0.3%
	1,000,000	Bombardier, Inc. (b)	8.0000	11/15/2014	1,031,250

		OFFICE/BUSINESS EQUIPMENT - 0.6%
	2,000,000	Xerox Corp.	7.1250	6/15/2010	2,002,000

See accompanying notes to financial statements.

Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS (Continued)
May 31, 2010

Principal Amount ($)			Coupon Rate (%)	Maturity	Value
		OIL & GAS - 2.3%
	7,225,000	Tesoro Corp.	6.2500	11/1/2012	$ 7,206,937

		PIPELINES - 0.3%
	1,000,000	Kinder Morgan Finance Co.	5.3500	1/5/2011	1,011,250

		REITS - 0.3%
	900,000	OnBoard Promissory Note (c,d)	8.0000	12/17/2010	900,000

		RETAIL - 1.0%
	3,000,000	CVS Caremark Corp. (a)	0.5519	6/1/2010	3,000,000

		SOVEREIGN - 2.4%
	9,000,000	Republic of Venezuela	10.7500	9/19/2013	7,728,480

		TRANSPORTATION - 1.8%
	5,500,000	Kansas City Southern de Mexico SA de CV	9.3750	5/1/2012	5,637,335

		TOTAL BONDS & NOTES ( Cost - $223,533,052)			225,742,452

		U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.3%
	406,834	Federal Home Loan Mortgage Corp. Series 3107YO (c,e,f)	0.0000	2/15/2036	382,806
	219,097	Federal Home Loan Mortgage Corp. Series 3213OB (c,e,f)	0.0000	9/15/2036	210,813
	213,587	Federal Home Loan Mortgage Corp. Series 3213OH (c,e,f)	0.0000	9/15/2036	206,378
	5,000	United States Treasury Strip Coupon (g)	0.0000	11/15/2015	4,385
		U.S. GOVERNMENT & AGENCY OBLIGATIONS ( Cost - $750,685)			804,382

		CONVERTIBLE BONDS - 2.9%
		COAL - 1.0%
	4,000,000	Massey Energy Co.	3.2500	8/1/2015	3,330,000

		REITS - 1.9%
	2,000,000	ProLogis	2.2500	4/1/2037	1,887,500
	4,076,000	Vornado Realty Trust	3.6250	11/15/2026	4,076,000
					5,963,500

		TOTAL CONVERTIBLE BONDS ( Cost - $9,684,160)			9,293,500
	Shares		Dividend Rate
		AUCTION RATE PREFERRED STOCKS - 1.8%
	18	BlackRock Floating Rate Income Ser. W7(d,h)	1.5810		450,000
	114	Boulder Growth & Income Fund, Inc., Ser. M28 (d,h)	1.5930		2,850,000
	15	Eaton Vance Floating-Rate Income Trust Ser. D (d,h)	1.5950		375,000
	7	Eaton Vance Floating-Rate Income Trust Ser. E (d,h)	1.5930		175,000
	27	Eaton Vance Senior Floating-Rate Trust Ser. C (d,h)	0.4070		675,000
	39	Eaton Vance Senior Floating-Rate Trust Ser. D (d,h)	0.3920		975,000
	7	Neuberger Berman Real Estate Securities Income Fund, Inc. Ser. H (d,h)	1.5880		175,000
		TOTAL AUCTION RATE PREFERRED STOCKS (Cost - 5,675,000)			5,675,000

		PREFERRED STOCKS - 0.1%
	200,000	Federal National Mortgage Association Ser. S (i)	8.2500		198,000
	3,800	Federal National Mortgage Association Ser. 2008-1 (i)	8.7500		5,738
		TOTAL PREFERRED STOCKS (Cost - 2,039,455)			203,738

See accompanying notes to financial statements.

Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS (Continued)
May 31, 2010

	Shares				Value
		EXCHANGE TRADED FUNDS - 2.3%
		EQUITY FUND - 2.3%
	400,000	Direxion Daily Financial Bear 3X Shares			$ 5,964,000
	200,000	Direxion Daily Real Estate Bear 3x Shares			1,432,000
		TOTAL EXCHANGE TRADED FUNDS ( Cost - $8,198,190)			7,396,000

		SHORT-TERM INVESTMENTS - 21.3%
	67,922,107	Fifth Third U.S. Treasury Money Market Fund, 0.01% (a)
		TOTAL SHORT-TERM INVESTMENTS ( Cost - $67,922,107)			67,922,107

		TOTAL INVESTMENTS - 99.6% ( Cost - $317,802,649) (j)			$ 317,037,179
		OTHER ASSETS LESS LIABILITIES - 0.4%			1,147,402
		NET ASSETS - 100.0%			$ 318,184,581

	STRIPS - Separate Trading of Registered Interest as Principal of Security
(a)	Variable rate security; the rate shown represents the rate at May 31, 2010
(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt
	from registration to qualified institutional buyers. At May 31, 2010, these securities amounted to $14,458,842 or 4.5% of net assets.
(c)	The value of this security has been determined in good faith under the policies of the Board of Trustees.
(d)	The Advisor has determined these securities to be illiquid.
(e)	Collateralized mortgage obligation (CMO)
(f)	Principal only bond - non income producing
(g)	Zero coupon security. Payment received at maturity.
(h)	Rate shown represents the interest rate as of May 31, 2010
(i)	Non income producing security
(j)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $317,803,004 and differs from
	market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation			$ 5,260,021
		Unrealized depreciation			(6,025,846)
		Net unrealized depreciation			$ (765,825)

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
STATEMENT OF ASSETS AND LIABILITIES
May 31, 2010

ASSETS
Investment securities:
At cost	$ 317,802,649
At value	$ 317,037,179
Foreign currency (cost $1,247,903)	796,788
Receivable for securities sold (see note 8)	109,243
Receivable for Fund shares sold	3,561,813
Dividends and interest receivable	2,728,995
Prepaid expenses and other assets	32,301
Receivable for foreign currency contracts closed	5,216
TOTAL ASSETS	324,271,535

LIABILITIES
Payable for investments purchased	4,490,377
Due to custodian	917,984
Payable for fund shares redeemed	329,615
Investment advisory fees payable	194,595
Distribution (12b-1) fees payable	86,598
Fees payable to other affiliates	31,208
Accrued expenses and other liabilities	36,577
TOTAL LIABILITIES	6,086,954
NET ASSETS	$ 318,184,581

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 316,345,377
Undistributed net investment income	12,240
Accumulated net realized gain from investment and foreign currency transactions	3,043,549
Net unrealized appreciation (depreciation) on:
Investments	(765,470)
Foreign currency translations	(451,115)
NET ASSETS	$ 318,184,581

Net Asset Value Per Share:
Investor Class Shares:
Net Assets	$ 185,671,093
Shares of beneficial interest outstanding	19,244,807
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption
price per share	$ 9.65
Institutional Class Shares:
Net Assets	$ 132,513,488
Shares of beneficial interest outstanding	13,630,798
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption
price per share	$ 9.72

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
STATEMENT OF OPERATIONS
For the Year Ended May 31, 2010

INVESTMENT INCOME
Interest	$ 9,195,202
Dividends	197,933
TOTAL INVESTMENT INCOME	9,393,135

EXPENSES
Investment advisory fees	1,731,023
Distribution (12b-1) fees:
Investor Class	759,855
Administrative services fees	166,791
Professional fees	129,302
Transfer agent fees	119,402
Accounting services fees	67,943
Registration fees	62,750
Custodian fees	21,509
Printing and postage expenses	17,767
Compliance officer fees	12,275
Insurance expense	5,380
Trustees' fees and expenses	5,172
Other expenses	14,307
TOTAL EXPENSES	3,113,476

Plus: Expense reimbursement recapture	103,548

NET EXPENSES	3,217,024

NET INVESTMENT INCOME	6,176,111

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain from
Investments	5,136,763
Foreign currency transactions	532,962
Net realized gain	5,669,725

Net change in unrealized appreciation (depreciation) on
Investments	1,675,312
Foreign currency translations	(43,286)
Net change in unrealized appreciation	1,632,026

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	7,301,751

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 13,477,862

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	May 31, 2010	May 31, 2009
FROM OPERATIONS
Net investment income	$ 6,176,111	$ 3,310,023
Net realized gain (loss) from investments and foreign currency transactions	5,669,725	(84,596)
Net change in unrealized appreciation (depreciation) on investments
and foreign currency translations	1,632,026	(1,874,922)
Net increase in net assets resulting from operations	13,477,862	1,350,505

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(4,647,189)	(1,958,401)
Institutional Class	(2,286,549)	(210,262)
From net realized gains
Investor Class	(1,957,172)	(770,653)
Institutional Class	(998,230)	-
Net decrease in net assets from distributions to shareholders	(9,889,140)	(2,939,316)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	180,452,441	67,735,397
Institutional Class	130,048,372	30,838,419
Net asset value of shares issued in reinvestment
of distributions to shareholders:
Investor Class	5,228,272	2,118,667
Institutional Class	2,812,942	193,210
Payments for shares redeemed:
Investor Class	(99,362,868)	(58,849,708)
Institutional Class	(30,051,080)	(3,984,740)
Net increase in net assets from shares of beneficial interest	189,128,079	38,051,245

TOTAL INCREASE IN NET ASSETS	192,716,801	36,462,434

NET ASSETS
Beginning of Year	125,467,780	89,005,346
End of Year *	$ 318,184,581	$ 125,467,780
* Includes accumulated net investment income of:	$ 12,240	$ 1,073,196

SHARE ACTIVITY
Investor Class:
Shares Sold	18,702,511	7,375,997
Shares Reinvested	547,416	233,257
Shares Redeemed	(10,269,001)	(6,587,233)
Net increase in shares of beneficial interest outstanding	8,980,926	1,022,021

Institutional Class
Shares Sold	13,391,773	3,439,605
Shares Reinvested	292,284	22,457
Shares Redeemed	(3,079,564)	(435,757)
Net increase in shares of beneficial interest outstanding	10,604,493	3,026,305

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Investor Class

	For the Year		For the Year		For the Year	For the Period		For the Period
	Ended		Ended		Ended	Ended		Ended
	May 31, 2010		May 31, 2009	(3)	May 31, 2008	May 31, 2007 (2)		June 30, 2006 (1)

Net asset value, beginning of period	$ 9.43		$ 9.63		$ 9.69	$ 9.46		$ 10.00

Activity from investment operations:
Net investment income	0.24	(4)	0.32	(4)	0.54	0.47		0.42
Net realized and unrealized
gain (loss) on investments	0.46		(0.22)		(0.06)	0.23		(0.56)
Total from investment operations	0.70		0.10		0.48	0.70		(0.14)

Less distributions from:
Net investment income	(0.35)		(0.22)		(0.52)	(0.47)		(0.40)
Net realized gains	(0.13)		(0.08)		(0.02)	-		-
Total distributions	(0.48)		(0.30)		(0.54)	(0.47)		(0.40)

Net asset value, end of period	$ 9.65		$ 9.43		$ 9.63	$ 9.69		$ 9.46

Total return (5)	7.55%		1.21%		5.27%	7.53%	(6)	(1.28%)	(6)

Net assets, end of period (000s)	$ 185,671		$ 96,790		$ 89,005	$ 33,405		$ 12,694

Ratio of gross expenses to average
net assets (7)	1.51%		1.88%		1.97%	2.51%	(8)	3.81%	(8)
Ratio of net expenses to average
net assets (7)	1.58%	(9,10)	1.86%	(10)	1.85%	1.70%	(8)	1.65%	(8)
Ratio of net investment income
to average net assets (7)	2.50%		3.56%		4.34%	5.24%	(8)	3.14%	(8)
Ratio of net investment income
to average net assets - pre waiver/recapture (7)	2.57%		3.54%		4.46%	6.05%	(8)	5.30%	(8)

Portfolio Turnover Rate	128.93%		211.13%		284.67%	237.15%	(6)	211.39%	(6)

(1)	Investor Class Shares commenced operations on July 14, 2005.
(2)	Fund changed fiscal year end from June 30 to May 31. This period represents activity from July 1, 2006 through May 31, 2007.
(3)	Effective April 27, 2009, Class A shares were renamed Investor Class shares.
(4)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the period.
(5)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and does not reflect any sales loads for the years ended May 31,2009 and all prior years.

(6)	Not annualized
(7)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.
(8)	Annualized.
(9)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(10)	The ratio shown includes litigation expenses that are outside the Fund's expense limitation of 1.85%.

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Institutional Class
	For the Year		For the Period
	Ended		Ended
	May 31, 2010		May 31, 2009 (1)

Net asset value, beginning of period	$ 9.48		$ 8.77

Activity from investment operations:
Net investment income (2)	0.29		0.26
Net realized and unrealized
gain on investments	0.46		0.57
Total from investment operations	0.75		0.83

Less distributions from:
Net investment income	(0.38)		(0.12)
Net realized gains	(0.13)		-
Total distributions	(0.51)		(0.12)

Net asset value, end of period	$ 9.72		$ 9.48

Total return (3)	8.08%		9.61%	(4)

Net assets, end of period (000s)	$ 132,513		$ 28,678

Ratio of gross expenses to average
net assets (5)	1.01%		1.45%	(6)
Ratio of net expenses to average
net assets (5,7)	1.02%	(8)	1.43%	(6)
Ratio of net investment income
to average net assets (5)	2.97%		4.93%	(6)

Ratio of net investment income	2.97%		4.91%	(6)
to average net assets - pre waiver/recapture (5)
Portfolio Turnover Rate	128.93%		211.13%	(4)

(1)	Institutional Class Shares commenced operations on October 31, 2008.
(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the period.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized
(5)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.
(6)	Annualized.
(7)	The ratio shown includes litigation expenses that are outside the Fund's expense limitation of 1.35%.
(8)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

Leader Short-Term Bond Fund

NOTES TO FINANCIAL STATEMENTS

May 31, 2010

(1)	Organization

The Leader Short-Term Bond Fund (the “Fund”), is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund represents a distinct, diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to deliver a high level of current income, with a secondary objective of capital appreciation.

On October 17, 2008, the shareholders of the Leader Short-Term Bond Fund, a series of Trust for Professional Managers (“TPM” or the “Predecessor Fund”), approved a proposal to reorganize the Fund into a newly created fund, the Leader Short-Term Bond Fund (the “New Leader Fund”), a series of the Northern Lights Fund Trust

The Fund offers two classes of shares, Investor Class shares and the Institutional Class shares.  Effective April 27, 2009, Class A shares were renamed Investor Class shares.  Prior to April 27, 2009, Class A shares were subject to a sales charge at the time of purchase, although the shares may have been purchased at net asset value (“NAV”) without a sales charge by a certain category of investors.  Investor and Institutional shares are now offered at net asset value.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Security Valuation

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.    Investments in open-end investment companies are valued at net asset value.  Investments in Auction Rate Preferred Stocks (“ARPs”) are generally valued based on quotations provided by the Fund’s independent pricing service.  The pricing methodology used by the independent pricing service considers both observable and unobservable inputs, including but not limited to, ongoing reviews of issuer-specific credit events, underlying asset quality, timely dividend payments, and anticipated future redemptions at par value. Furthermore, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used, had an active market for the investment existed, and may vary from ultimate redemption prices.  For more information on ARPS please refer to Note 7.  In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board of Trustees (the “Board”), pursuant to procedures (the “Procedures”) approved by the Board.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Leader Short-Term Bond Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2010

(b)	Valuation of Fund of Funds

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Open-ended funds are valued at their respective net asset values as reported by such investment companies.  The open-ended funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the underlying funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of May 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 224,842,452	$ 900,000	$ 225,742,452
U.S. Government & Agency Obligations	-	804,382	-	804,382
Convertible Bond	-	9,293,500	-	9,293,500
Auction Rate Preferred Stock	-	5,675,000	-	5,675,000
Preferred Stock	203,738	-	-	203,738
Exchange Traded Fund	7,396,000	-	-	7,396,000
Short Term Investments	-	67,922,107	-	67,922,107
Total	$ 7,599,738	$ 308,537,441	$ 900,000	$ 317,037,179

                                             *Refer to the Portfolio of Investments for industry classification.

Leader Short-Term Bond Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2010

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

	Corporate Bonds	Total
Beginning Balance 5/31/09	$ -	$ -
Total realized gain (loss)	-	-
Appreciation (Depreciation)	-	-
Cost of Purchases	900,000	900,000
Proceeds from Sales	-	-
Accrued Interest	-	-
Net transfers in/out of level 3	-	-
Ending Balance	$ 900,000	$ 900,000

The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at May 31, 2010 was unchanged.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

(c)	Security Transactions and Related Income

Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  The accounting records are maintained in U.S. Dollars.

(d)	Foreign Currency Transactions

All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation.   Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

(e)	Forward Foreign Currency Exchange Contracts

The Fund may enter into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy.  When executing forward contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.  With respect to sales of forwards contracts, the Fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.  The Fund realizes a gain if the value of the contract decreases between those dates.  With respect to purchases of forward contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.  The Fund realizes a gain if the value of the contract increases between those dates.  The Fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.  The Fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.  For the year ended May 31, 2010 the Fund traded 6 contracts for a net gain of $297,559, which is included in net realized gains from Foreign currency transactions in the Statement of Operations.  As of May 31, 2010, the Fund did not have any open forward contracts.

Leader Short-Term Bond Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2010

(f)	Distributions to Shareholders

Dividends from net investment income are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually.   Dividends and distributions to shareholders are recorded on ex-date.  Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

On June 15, 2010, the Fund paid a distribution of $.0182 and $.0062 per share in net investment income from The Institutional class and Investor class, respectively and $.0938 of short term capital gains related to the period ended May 31, 2010.

(g)	Federal Income Taxes

It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions in the open tax years, 2007-2009 and during the year ended May 31, 2010 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

(h)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(i)	Indemnifications

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(3)	Investment Transactions

For the year ended May 31, 2010, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $382,139,236 and $236,275,286, respectively.

Leader Short-Term Bond Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2010

(4)	Investment Advisor/Transactions with Affiliates

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Leader Capital Corporation serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration and fund accounting services.  A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily investment operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of .75% of the Fund’s average daily net assets.  For the year ended May 31, 2010, the Fund incurred $1,731,023 of advisory fees, with $194,595 remaining payable at May 31, 2010.

The Advisor has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s operating expenses (exclusive of front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, dividends and interest on short positions, expenses incurred in connection with any merger or reorganization, and expenses of other investment companies in which the Fund may invest and extraordinary expenses, such as litigation) do not exceed 1.65% of Investor Class’ average daily net assets through June 30, 2007 and 1.85% thereafter and do not exceed 1.35% of the Institutional Class shares and shall continue thereafter at the discretion of the Board of Trustees.  Effective March 2, 2007, any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Fund’s expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.   As of May 31, 2010 the Investor Class and Institutional Class have recovered $102,002 and $1,546, respectively, in prior period waivers.  As of May 31, 2010, the Fund has recaptured all prior period waivers.

The Fund pays each Trustee who is not affiliated with the Trust or Advisor a pro rata share of the total fee of $10,000 per quarter as well as reimbursement for any reasonable expenses incurred when attending meetings. The Fund pays the chairperson of the audit committee an additional $2,000 per quarter.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting and transfer agency services.

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.  Fees are billed monthly as follows:

The greater of:

A base annual fee of $40,000 plus

-

8 basis points or 0.08% per annum on net assets $80 to $200 million

-

6 basis points or 0.06% per annum on net assets greater than $200 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $36,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Leader Short-Term Bond Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2010

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 per class and the per account charge is $14.00 per account.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the year ended May 31, 2010, the Fund incurred expenses of $12,275 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the year ended May 31, 2010, GemCom collected amounts totaling $9,511 for EDGAR and printing services performed.

(5)	Distribution Plan

The Trust has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.50% of its average daily net assets for Investor Class shares is paid to Foreside Distribution Services, LP (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.  The Institutional Shares do not participate in this Plan.  During the year ended May 31, 2010, the Fund accrued expenses of $759,855 pursuant to the Plan.

(6)	Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid during the periods ended May 31, 2010 and May 31, 2009 were as follows:

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax years ended May 31, 2009.

As of May 31, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized depreciation is primarily attributable to the tax deferral of losses on wash sales.  The difference between book basis and tax basis undistributed ordinary income is attributable to the tax treatment of net short-term capital gains.

Leader Short-Term Bond Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2010

Permanent book and tax differences, primarily attributable to the permanent book to tax differences related to paydowns, foreign currency losses, resulted in reclassification for the year ended May 31, 2010 as follows:

Undistributed net investment income

$(303,329)

Accumulated net realized gain from investment

     and foreign currency transactions

    303,329

(7)	Auction Rate Preferred Securities

Auction rate preferred securities (“ARPS”) are corporate preferred stocks with dividend rates designed to reset periodically—typically every 7, 14, 28, or 35 days. These ARPS do not trade on a public stock exchange similar to common stocks, but rather through a Dutch auction process, occurring at the intervals described above. Since February 18, 2008 the Dutch auction process has mostly failed. When an auction fails, the dividend rate applicable to each series is set at a “default rate”, as defined in each security’s prospectus, and varies with a specified short-term interest rate (typically as a percentage of or a spread in addition to the specified base rate).

The Advisor believes par value accurately reflects the market value of the ARPS held by the Fund as of May 31, 2010, and because of the failed Dutch auction process, believes they are presently illiquid. See Note 2 for further discussion of the valuation of these securities and the inputs considered.  Although the Advisor believes that par value accurately reflects market value, there is no guarantee that in a forced liquidation the Fund would receive full value for these securities.  As of May 31, 2010 the Fund held $5,675,000 or 1.8% of net assets in ARPS.

In March, 2009, The Trust asserted a number of claims against the above respondents concerning Oppenheimer’s sale of auction rate securities to the Trust.  Those claims included violations of the FINRA Manual Conduct Rules and Oregon’s Blue Sky Statutes.  Originally, the Fund was seeking in excess of $10 million which represented the amount of the then outstanding auction rate securities it had purchased through Oppenheimer.  Many of those securities have been redeemed by the original issuers since the filing of the original claim.  On June 21, 2010 the Fund, along with the respondents, presented a Joint Stipulated Award in which the Fund dismissed its claims with prejudice and both parties agreed to bear their own costs and expenses.  The respondents also moved for expungement of the claims against the individual respondents.  The FINRA panel took that request under submission.

(8)	Primary Reserve Fund

At the close of business on September 16, 2008, the Fund held 25,236,819 shares of the Primary Reserve Money Market Fund (the “Reserve Fund”).  On that date, the Reserve Fund’s holdings in Lehman Brothers Holdings, Inc. (“Lehman Brothers”) became distressed, causing the Reserve Fund’s NAV to fall below $1.00.  The Fund redeemed its holdings in the Reserve Fund on September 17, 2008, but was unable to do so due to heavy redemption requests. On September 22, 2008, the Reserve Fund received an order from the SEC to suspend all rights of redemption. Since this time, the Reserve Fund has been working in connection with the SEC to liquidate and distribute the assets of the Reserve Fund in an orderly manner. The Fund has received 7 payments: one for $12,818,085 on October 31, 2008, a second payment for $7,100,154 on December 3, 2008, a third payment for $1,675,957 on February 20, 2009, a fourth payment for $1,134,024 on April 17, 2009, a fifth payment of $493,026 on October 2, 2009, and a sixth payment of $1,696,004 on January 29, 2010.  After the sixth payment was received on January 29, 2010, a receivable of $109,243 is still outstanding.  This amount is included as a receivable for securities sold on the Statement of Assets and Liabilities.  This receivable has been fair valued in accordance with the procedures approved by the Board.  The final amount received by the Fund may be more or less than the outstanding receivable.  A loss of $210,326 has been recorded on this investment.  On July 16, 2010 subsequent to year end the Reserve Fund distributed an additional $101,845 in assets to the Fund. At that time the Fund revised its fair valuation of the open receivable to $50,000 based on the recently released information from the Reserve Fund.

The Trust had previously filed a FINRA arbitration claim against the Reserve Fund and certain of its affiliates and related parties (collectively, the “Reserve”).  During the Year ended May 31, 2010 the parties filed a Joint  stipulated Notice of Dismissal with FINRA dismissing the claim in its entirety with prejudice.

Leader Short-Term Bond Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2010

(9)	Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  In addition, the Fund is required to disclose the date through which subsequent events have been evaluated.   Management has evaluated subsequent events through the issuance of these financial statements and outside the events in Notes 7and 8 there has been no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of Leader Short-Term Bond Fund

We have audited the accompanying statement of assets and liabilities of Leader Short-Term Bond Fund, a series of shares of beneficial interest of Northern Lights Fund Trust, including the portfolio of investments, as of May 31, 2010, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years in the two year period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The financial highlights for each of the years or periods in the three year period ended May 31, 2008 were audited by other auditors whose report dated July 30, 2008 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of May 31, 2010 by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Leader Short-Term Bond Fund as of May 31, 2010, and the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the years in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

July  30, 2010

LEADER SHORT-TERM BOND FUND

EXPENSE EXAMPLES (Unaudited)

May 31, 2010

As a shareholder of the Leader Short-Term Bond Fund, you incur two types of costs: (1) transaction costs, including redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Leader Short-Term Bond Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2009 through May 31, 2010.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Leader Short-Term Bond Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 12/1/09	Ending Account Value 5/31/10	Expenses Paid During Period 12/1/09 – 5/31/10*
Investor Class	$1,000.00	$1,011.40	$7.42
Institutional Class	$1,000.00	$1,013.40	$4.97

Hypothetical (5% return before expenses)	Beginning Account Value 12/1/09	Ending Account Value 5/31/10	Expenses Paid During Period 12/1/09 – 5/31/10*
Investor Class	$1,000.00	$1,017.10	$7.44
Institutional Class	$1,000.00	$1,020.14	$4.99

*Expenses are equal to the Fund’s annualized expense ratio of 1.48% for the Investor Class and 0.99% for the Institutional Class; multiplied by the average account value over the period, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

Leader Short-Term Bond Fund

SUPPLEMENTAL INFORMATION

May 31, 2010 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below began during the year 2005 and will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee
L. Merill Bryan (65) Trustee since 2005 Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation (a railroad company)(1966-2005) Other Directorships: AdvisorOne Funds (10 portfolios)	59
Anthony J. Hertl (60) Trustee since 2005 Consultant to small and emerging businesses (since 2000). Other Directorships: AdvisorOne Funds (10 portfolios); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007-May 2010); Greenwich Advisors Trust and Global Real Estate Fund	59
Gary W. Lanzen (56) Trustee since 2005 Chief Investment Officer (since 2006); President, Orizon Investment Counsel, LLC (2000-2006); Partner, Orizon Group, Inc. (a financial services company)(2002-2006). Other Directorships: AdvisorOne Funds (10 portfolios)	59
Mark H. Taylor (46) Trustee since 2007 Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002-2009); Member, Auditing Standards Board, AICPA (since 2008). Other Directorships: Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)	59
Interested Trustees and Officers
Michael Miola** (57) Trustee since 2005 Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC. Other Directorships: AdvisorOne Funds (10 portfolios); Constellation Trust Co.	59

Leader Short-Term Bond Fund

SUPPLEMENTAL INFORMATION (Continued)

May 31, 2010 (Unaudited)

Interested Trustees and Officers (Continued)
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee

Andrew Rogers (41)

450 Wireless Blvd.; Hauppauge, NY  11788

President since June 2006

President and Manager, Gemini Fund Services, LLC (since 2006); formerly Senior Vice President and Director of Administration (2001- 2005); Formerly Manager, Northern Lights  Compliance Services, LLC (2006-2008); Manager (since March 2006) and President (since 2004), GemCom LLC

Other Directorships: N/A

N/A

Emile R. Molineaux (48)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2005

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and  CCO, Northern Lights Compliance Services, LLC  (since 2003); In-house Counsel, The Dreyfus Funds (1999 – 2003)

Other Directorships: N/A

N/A

Kevin E. Wolf (40)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since 2006

Executive Vice President and Director of Fund Administration, Gemini Fund Services, LLC (since 2008); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2008); Vice-President, GemCom, LLC (since 2004).

Other Directorships: N/A

N/A

Lynn Bowley (51)

Chief Compliance Officer since 2007

Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).

Other Directorships: N/A

N/A

* The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC .

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-800-711-9164.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with non-affiliated third parties.

The Privacy Policy is not part of this shareholder report

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-800-711-9164 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-800-711-9164

INVESTMENT ADVISOR

Leader Capital Corporation

1750 SW Skyline Blvd.

Suite 204

Portland, OR 97221

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The Registrant’s board of trustees has determined that Anthony J. Hertl and Mark H. Taylor are  audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2010 - $13,500

2009 - $13,000

(b)

Audit-Related Fees

2010 -  None

2009 – None

(c)

Tax Fees

2010 - $2,000

2009 - $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2010 - None

2009 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2010

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2010 - $2,000

2009 - $2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  Vote of security holders is included under item 1.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/4/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

8/4/10

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

8/4/10